STOCK COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
STOCK COMPENSATION PLANS
Summary of stock option transactions

	2012	2011

Outstanding shares at beginning of year	392,152	394,072
Granted during the year	—	—
Exercised during the year	—	—
Expired / forfeited during the year	—	(1,920)
Surrendered/exchanged for restricted stock	(150,000)	—

Outstanding shares at end of year	242,152	392,152

Exercisable shares at end of year	126,361	148,861

Weighted average exercise price per share at end of year	$9.88	$10.27

Shares available for grant at end of year	—	—

Summary of the options outstanding and exercisable

Following is a summary of the options outstanding and exercisable at December 31, 2012:

				Weighted
				Average
				Remaining
Exercise	Number of Shares			Contractual
Price	Outstanding	Exercisable	Unvested Options	Life-Years

$9.16	2,500	1,000	1,500	2.96
$9.75	217,152	120,861	96,291	1.96
$10.65	12,500	2,500	10,000	2.75
$12.00	10,000	2,000	8,000	2.46

	242,152	126,361	115,791	2.10